Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net earnings (loss)	$ 2,990	$ (60)
Depreciation	1,251	834
Amortization of intangibles	285	252
Deferred tax expense	(153)	(524)
Accrued pension	9
Stock-based compensation	270	254
Restructuring and asset impairment charges, discontinued operations	49	1,815
Changes in current operating assets and liabilities
Accounts receivable, net	(2,288)	(381)
Inventories	(1,000)	(3,775)
Prepaid expenses and other assets	(658)	88
Income taxes	1,137	1,120
Accounts payable and accrued liabilities	585	2,316
Discontinued operations assets and liabilities, net	(69)	(341)
Net cash provided by (used in) operating activities	2,408	1,598
Investing activities
Additions to property, plant and equipment	(2,069)	(1,361)
Acquisition of subsidiaries and related assets, net of cash acquired		(7,830)
Note receivable	(300)	(300)
Net cash used in investing activities	(2,369)	(9,491)
Financing activities
Increase (decrease) in bank overdrafts		(531)
Increase (decrease) in revolving credit facilities	(1,092)	3,034
Increase in long-term debt	2,496	10,038
Repayment of long-term debt and capital lease obligations	(2,447)	(3,786)
Net cash provided by (used in) financing activities	(1,043)	8,755
Increase (decrease) in cash and cash equivalents	(1,004)	862
Effect of foreign exchange on cash and cash equivalents	73	20
Cash and cash equivalents
Beginning of year	1,398	516
End of Year	$ 467	$ 1,398